John Hancock U.S. High Dividend ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
John Hancock U.S. High Dividend ETF | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	14.62%	20.27%	15.98%